Supplement to the
Fidelity® Pennsylvania Municipal Income Fund
February 29, 2016
As Revised May 2, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee for Fidelity® Pennsylvania Municipal Income Fund has been removed.

PFL-SUM-16-01 1.9880496.100	December 1, 2016